Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,500,000.00
Previously Paid Amount	2,382.22
Total Fee Amount	4,764.44
Total Offset Amount	0.00
Net Fee	$ 2,382.22
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A